August 14, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Morgan Stanley FX Series Funds
     Securities Act File No. 333-140930
     Investment Company Act File No. 811-22020

Dear Sir or Madam:

On behalf of Morgan Stanley FX Series Funds, a Massachusetts business trust (the
"Fund"), attached herewith for filing is an amended registration statement (the
"Registration Statement") for the Fund filed on Form N-1A.

This filing is being made for the purpose of minor stylistic changes, the filing of certain exhibits and responding to Staff comments in anticipation of being declared effective as soon as possible. No fees are required in connection with this filing.

Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212)
878-4931 or Lou Anne McInnis of Morgan Stanley at (212) 762-5262.

                                                 Very truly yours,

                                                 /s/ Stuart M. Strauss
                                                 -------------------------------
                                                 Stuart M. Strauss